3. Loans, Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk profile
Total Loans	$ 759,764	$ 723,811	$ 689,091
Excellent Quality
Credit risk profile
Total Loans	9,979	16,496
High Quality
Credit risk profile
Total Loans	199,289	194,094
Good Quality
Credit risk profile
Total Loans	461,054	394,039
Management Attention
Credit risk profile
Total Loans	62,247	86,753
Watch
Credit risk profile
Total Loans	19,276	22,238
Substandard
Credit risk profile
Total Loans	7,919	10,187
Doubtful
Credit risk profile
Total Loans	0	0
Loss
Credit risk profile
Total Loans	0	4
Construction and land development
Credit risk profile
Total Loans	84,987	61,749
Single-family residential
Credit risk profile
Total Loans	246,703	240,700
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	37,249	40,189
Commercial
Credit risk profile
Total Loans	248,637	247,521
Multifamily and Farmland
Credit risk profile
Total Loans	28,937	21,047
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	89,022	87,596
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	1,204	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,888	9,832
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,137	15,177
Construction and land development
Credit risk profile
Total Loans	84,987	61,749	65,791
Construction and land development | Excellent Quality
Credit risk profile
Total Loans	152	0
Construction and land development | High Quality
Credit risk profile
Total Loans	20,593	9,784
Construction and land development | Good Quality
Credit risk profile
Total Loans	53,586	33,633
Construction and land development | Management Attention
Credit risk profile
Total Loans	4,313	10,892
Construction and land development | Watch
Credit risk profile
Total Loans	6,060	7,229
Construction and land development | Substandard
Credit risk profile
Total Loans	283	211
Construction and land development | Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	246,703	240,700	220,690
Single-family residential | Excellent Quality
Credit risk profile
Total Loans	8,590	14,996
Single-family residential | High Quality
Credit risk profile
Total Loans	120,331	109,809
Single-family residential | Good Quality
Credit risk profile
Total Loans	89,120	82,147
Single-family residential | Management Attention
Credit risk profile
Total Loans	20,648	25,219
Single-family residential | Watch
Credit risk profile
Total Loans	4,796	4,682
Single-family residential | Substandard
Credit risk profile
Total Loans	3,218	3,847
Single-family residential | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	37,249	40,189	43,733
Single-family residential - Banco de la Gente stated income | Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Good Quality
Credit risk profile
Total Loans	14,955	16,703
Single-family residential - Banco de la Gente stated income | Management Attention
Credit risk profile
Total Loans	15,113	15,580
Single-family residential - Banco de la Gente stated income | Watch
Credit risk profile
Total Loans	3,357	3,943
Single-family residential - Banco de la Gente stated income | Substandard
Credit risk profile
Total Loans	3,824	3,963
Single-family residential - Banco de la Gente stated income | Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | Loss
Credit risk profile
Total Loans	0	0
Commercial
Credit risk profile
Total Loans	248,637	247,521	228,526
Commercial | Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial | High Quality
Credit risk profile
Total Loans	34,360	39,769
Commercial | Good Quality
Credit risk profile
Total Loans	196,439	176,109
Commercial | Management Attention
Credit risk profile
Total Loans	13,727	24,753
Commercial | Watch
Credit risk profile
Total Loans	3,671	4,906
Commercial | Substandard
Credit risk profile
Total Loans	440	1,984
Commercial | Doubtful
Credit risk profile
Total Loans	0	0
Commercial | Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	28,937	21,047	18,080
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total Loans	561	2,884
Multifamily and Farmland | Good Quality
Credit risk profile
Total Loans	25,306	14,529
Multifamily and Farmland | Management Attention
Credit risk profile
Total Loans	1,912	2,355
Multifamily and Farmland | Watch
Credit risk profile
Total Loans	1,146	1,201
Multifamily and Farmland | Substandard
Credit risk profile
Total Loans	12	78
Multifamily and Farmland | Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	89,022	87,596	91,010
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	446	541
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	17,559	26,006
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	65,626	55,155
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	5,051	5,586
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	223	246
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	117	62
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	1,204	0	$ 3
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	1,085	0
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	119	0
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	9,888	9,832
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	791	959
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	3,475	3,335
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	5,012	4,842
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	562	619
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	23	31
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	25	42
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	0	4
All other loans (not secured by real estate)
Credit risk profile
Total Loans	13,137	15,177
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total Loans	2,410	2,507
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total Loans	9,925	10,921
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total Loans	802	1,749
All other loans (not secured by real estate) | Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total Loans	$ 0	$ 0